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                                                Filed Pursuant to Rule 497(e)
                                                Registration File No.: 333-49585




                       SUPPLEMENT DATED SEPTEMBER 30, 2003
                              TO THE PROSPECTUS OF
                           MORGAN STANLEY EQUITY FUND
                               DATED JULY 30, 2003


         The third paragraph of the section of the Prospectus titled "FUND MANAGEMENT" is hereby replaced by the following:

         The Fund is managed within the Dividend Growth Team. Current members of the team include Sean Aurigemma and Aaron Clark, Executive Directors of the Sub-Advisor.





               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.